ACCOUNTS RECEIVABLE - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) customer	Jun. 30, 2020 USD ($) customer	Dec. 31, 2020 USD ($) customer
Revenue, Major Customer
Number of customers | customer			2
Allowance for Doubtful Accounts Receivable, Current | $	$ 53,129		$ 15,477
Accounts receivable | Customer Six | Minimum
Revenue, Major Customer
Customer receivables age	180 days
Accounts receivable | Customer Six | Maximum
Revenue, Major Customer
Customer receivables age	365 days
Major Customers
Revenue, Major Customer
Number of customers | customer	3	3
Major Customers | Net revenue
Revenue, Major Customer
Number of customers | customer	3	3
Major Customers | Net revenue | Customer Three
Revenue, Major Customer
Percentage of total revenues	69.00%	64.00%
Major Customers | Net revenue | Ge Diao Ping Yuan
Revenue, Major Customer
Percentage of concentration risk	22.00%	11.00%
Major Customers | Net revenue | Taida Shang Qing Cheng
Revenue, Major Customer
Percentage of concentration risk	38.00%
Major Customers | Net revenue | Ge Diao Liu Yuan
Revenue, Major Customer
Percentage of concentration risk	9.00%
Major Customers | Net revenue | Taida He Yue Hai
Revenue, Major Customer
Percentage of concentration risk		34.00%
Major Customers | Net revenue | Wanke Xi Lu
Revenue, Major Customer
Percentage of concentration risk		19.00%
Major Customers | Accounts receivable
Revenue, Major Customer
Number of customers | customer		3	3
Major Customers | Accounts receivable | Customer One
Revenue, Major Customer
Number of customers | customer	1
Percentage of total revenues	100.00%
Major Customers | Accounts receivable | Customer Two
Revenue, Major Customer
Percentage of concentration risk			20.00%
Major Customers | Accounts receivable | Customer Six
Revenue, Major Customer
Number of customers | customer	6
Percentage of total revenues	5.00%
Major Customers | Accounts receivable | Ge Diao Ping Yuan
Revenue, Major Customer
Accounts receivable | $	$ 481,591	$ 272,813
Major Customers | Accounts receivable | Taida Shang Qing Cheng
Revenue, Major Customer
Accounts receivable | $	1,962,703
Major Customers | Accounts receivable | Ge Diao Liu Yuan
Revenue, Major Customer
Accounts receivable | $	$ 220,227
Major Customers | Accounts receivable | Taida He Yue Hai
Revenue, Major Customer
Accounts receivable | $		1,202,622
Major Customers | Accounts receivable | Wanke Xi Lu
Revenue, Major Customer
Accounts receivable | $		$ 591,815